Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Carrying Amounts of Rights of Use Assets Recognized	Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year:
	Office premises	Other equipment	Total
	$	$	$
October 1, 2020	4,434,654	25,087	4,459,741
Additions	6,951	—	6,951
Depreciation[1]	(522,323)	(7,262)	(529,585)
September 30, 2021	3,919,282	17,825	3,937,107
Additions	2,686,444	—	2,686,444
Depreciation[1]	(723,915)	(7,262)	(731,177)
September 30, 2022	5,881,811	10,563	5,892,374
Lease modification	(879,689)		(879,689)
Reassessment of the right-of-use assets	(888,426)	—	(888,426)
Depreciation[1]	(938,071)	(5,870)	(943,941)
September 30, 2023	3,175,625	4,693	3,180,318
[1]	Depreciation of $362,005 ($120,236 in 2022 and $136,000 in 2021) related to right-of-use assets is capitalized in development costs as they are used in development projects that are eligible for capitalization.

Schedule of Carrying Amounts of Lease Liabilities	Set out below are the carrying amounts of lease liabilities and the movements during the year ended September 30:
	2023	2022	2021
	$	$	$

Balance, beginning of year	6,579,103	4,264,983	4,673,283
Additions	—	2,686,444	6,951
Lease modification	(958,296)	—	—
Reassessment of the lease liability	(888,426)	—	—
Accretion of interest	401,229	551,291	303,390
Gain on foreign exchange	(213,333)	(55,852)	—
Lease payments	(1,139,044)	(867,763)	(718,641)
Balance, end of year	3,781,233	6,579,103	4,264,983

Current	722,675	673,605	320,488
Non-current	3,058,558	5,905,498	3,944,495

Schedule of Depreciation of Right of Use Assets	Depreciation of right-of-use assets is included in the consolidated statement of loss as follows:
	Year ended September 30,
	2023	2022	2021
	$	$	$

Cost of sales	48,542	50,071	43,752
Marketing and product management	5,778	11,303	24,885
Selling expenses	5,526	11,247	13,319
General and administrative expenses	455,932	237,596	53,626
Research and development costs	66,158	300,724	258,003
	581,936	610,941	393,585

Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments	The maturity analysis of lease liabilities based on contractual undiscounted payments is as follows:
$

Less than 1 year	1,082,230
1 to 5 years	3,490,733
More than 5 years	99,388
4,672,351

Schedule of Amounts Recognized in Net Loss	The following are the amounts recognized in net loss:
	Year ended September 30,
	2023	2022	2021
	$	$	$
Depreciation expense of right-of-use assets	581,936	610,941	393,585
Interest expense on lease liabilities	401,229	551,291	303,390
Expense relating to short-term leases	—	16,649	56,614
Expense relating to leases of low-value assets	—	37,477	852
Variable lease payments	—	2,805	150,130
Gain on foreign exchange	(213,333)	(55,852)	—
	769,832	1,163,311	904,571